Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 29, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	UNITED BANCSHARES INC/OH
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		3,446,746
Entity Public Float			$ 26,338,728
Amendment Flag	false
Entity Central Index Key	0001087456
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY